Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Domestic (UK)	$ (16,600,376)	$ (35,295,613)	$ (17,956,167)
Foreign	133,596	(103,644)	(184,830)
Loss before income tax	$ (16,466,780)	$ (35,399,257)	$ (18,140,997)